Risk and capital management (Details) kr in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2019 SEK (kr) item	Dec. 31, 2018 SEK (kr)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Risk and capital management
Capital ratio	20.60%	20.10%
Tier 1 capital ratio	20.60%	20.10%
Common Equity Tier 1 capital ratio	20.60%	20.10%
Leverage ratio	5.70%	5.60%
Minimum requirement for own funds and eligible liabilities (MREL)	8.30%			7.20%
New lending capacity	5 months	5 months
LCR	620.00%	266.00%
NSFR	120.00%	144.00%
VAR	kr 18	kr 14
Total capital ratio requirement					16.40%	16.70%
Number of lines of defense for risk management and risk control | item	3
Period for capital adequacy assessments	3 years
Time horizon for probability distribution of value of credit portfolio	1 year
Maximum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target	4.00%
Minimum
Risk and capital management
Senior non-preferred debt to be issued			kr 11,000
Total capital ratio excess over capital adequacy requirement, target	2.00%
Common Equity Tier I ratio excess over capital adequacy requirement, target	4.00%
Credit risk
Risk and capital management
Risk (in terms of allocated capital)	kr 7,300	7,000
Confidence level for VAR calculation	99.90%
Market risk
Risk and capital management
Risk (in terms of allocated capital)	kr 1,100	1,100
Confidence level for VAR calculation	99.00%
Operational risk
Risk and capital management
Risk (in terms of allocated capital)	kr 200	kr 200